Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares
Allowance for short term investment	¥ 285	$ 44	¥ 0
Allowance for doubtful accounts receivable	1,320	202	928	$ 142
Total current liabilities	68,385	10,481	57,380
Total non-current liabilities	¥ 72,480	$ 11,108	71,121
Common stock, shares authorized	69,632,000,000	69,632,000,000
Variable Interest Entity, Primary Beneficiary
Total current liabilities	¥ 25,051	$ 3,839	24,692
Total non-current liabilities	¥ 5,519	$ 846	¥ 6,295
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,107,228,720	2,107,228,720	2,190,529,680	2,190,529,680
Common stock, shares outstanding	2,107,228,720	2,107,228,720	2,190,529,680	2,190,529,680
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	571,900,320	571,900,320	576,100,320	576,100,320
Common stock, shares outstanding	571,900,320	571,900,320	576,100,320	576,100,320